Commitments and contingencies: (Table)	12 Months Ended
Dec. 31, 2024
Commitments and contingencies:
Schedule of future payments

Up to one year	Ps.	2,369

Schedule or investment commitments

Period	Amount
2025	Ps.	6,691,984
2026		7,605,970
2027		5,426,053
2028		7,035,810
	Ps.	26,759,817	(1)

(1)Figures adjusted as of December 31, 2024 based on the Construction Price Index (IPCO) in accordance with the terms of the MDP.